Loans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) number		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Oct. 02, 2015 USD ($)	Jun. 07, 2013 USD ($)	Dec. 31, 2012 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 296,200,000		$ 331,300,000
Allowance for loan losses	210,242,000		232,448,000		$ 253,809,000			$ 276,963,000
Average balance of impaired loans	337,219,000		371,558,000
Interest income recognized on impaired loan	$ 6,771,000		6,632,000
Forbearance agreements time period	6 months
Loans, net of unearned income	$ 17,686,502,000	[1]	16,230,166,000		15,389,074,000
Provision/(provision credit) for loan losses	9,000,000		27,000,000		55,000,000
Loan loss provision on PCI loans	(500,000)		2,500,000
Allowance - purchased credit impaired loans	1,682,000		3,185,000		817,000
Acquired From FDIC | Mountain National Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired							$ 249,001,000
As Acquired | Trustatlantic Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired						$ 298,050,000
As Recorded by FHN | Mountain National Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired							$ 215,907,000
As Recorded by FHN | Trustatlantic Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired						$ 281,944,000
Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 18,947,000		19,122,000		22,491,000			24,928,000
TDR, reduction of interest rate by increment, basis points	0.25%
TDRS Maturities	40 years
Loans, net of unearned income	$ 454,123,000		538,961,000		662,242,000
Modified interest rate increase	1.00%
Provision/(provision credit) for loan losses	$ 1,279,000		208,000		5,024,000
Allowance - purchased credit impaired loans	0		0		0
Loans Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans	$ 71,500,000		80,100,000
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	30.00%
Consumer Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	27.00%
Allowance for loan losses	$ 80,614,000		113,011,000		126,785,000			128,949,000
TDRS Maturities	30 years
Loans, net of unearned income	$ 4,766,518,000	[2]	5,048,071,000	[2]	5,333,371,000
Provision/(provision credit) for loan losses	(26,224,000)		8,793,000		50,118,000
Allowance - purchased credit impaired loans	508,000		77,000		11,000
Modified Loans Classified As A TDR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 50,100,000		$ 59,000,000
Ratio of the allowance for loan losses to loans	17.00%		18.00%
Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	9.00%
Concentration risk, percentage	16.00%
Commercial loans	$ 1,669,908,000		$ 1,163,018,000
Loans, net of unearned income	1,669,908,000		1,163,018,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	98,796,000		85,585,000
Average balance of impaired loans	58,225,000		77,431,000
Interest income recognized on impaired loan	1,227,000		786,000
Commercial loans	$ 12,111,325,000		10,285,003,000
Time period of default probability	1 year
Loans pledged to secure potential borrowings from Federal Reserve Bank	$ 6,900,000,000
Allowance - purchased credit impaired loans	1,173,000		3,108,000
Credit Card & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	11,885,000		14,730,000		7,484,000			$ 6,898,000
Loans, net of unearned income	354,536,000		358,131,000		336,606,000
Provision/(provision credit) for loan losses	9,993,000		19,046,000		9,321,000
Allowance - purchased credit impaired loans	$ 1,000		0		$ 2,000
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction	0.00%
Loans, net of unearned income	$ 190,608,000		188,746,000
Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points	0.25%
Modified interest rate increase	2.00%
Restricted And Secured Consumer Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 52,800,000		76,800,000
Finance And Insurance Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	13.00%
Concentration risk, percentage	21.00%
Commercial loans	$ 2,200,000,000
Finance Insurance And Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage contributed in total loan	37.00%
Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net charge-offs	$ 1,100,000		100,000
Maximum | Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Maximum | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period	12 months
Maximum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	1 year
Credit card workout program, term extension	5 years
Maximum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period	5 years
Minimum | Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired commercial loans	$ 1,000,000
Minimum | Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	2.00%
Modified interest rate time period	5 years
Minimum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period	6 months
Minimum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate	1.00%
Modified interest rate time period	5 years
Pass | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	12
Pass | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	1
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	13
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	14
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	15
Unlikely to be Collected Financing Receivable | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	16
PD Grade 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 130,000		70,000
Lowest expected default probability | number	1
PD Grade 12
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 2,728,000		4,622,000
PD Grade 13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	5,289,000		$ 3,590,000
PD Grade 13 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 500,000
LGD Grade 1 | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	12
LGD Grade 1 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	1
LGD Grade 12 | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | number	12
Loan Reassessed | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 1,000,000

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Balances as of December 31, 201 5 and 201 4 , include $ 52. 8 million and $ 76.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.